Related Party Transactions	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Related Party Transactions
16.	Related party transactions:

(a)	Related party leasing transactions and balances:

During the nine months ended January 31, 2013 we engaged in leasing transactions with VIEs related to our ultimate parent (note 2).

(b)	Balances with Ultimate Parent:

At January 31, 2013, $2.0 million in payables and accruals is due to and $1.0 million in receivables is due from our ultimate parent.

(c)	Related party loan:

Atlantic Aviation has provided a loan of $0.9 million to its owner, the Nigerian Company (note 2).

24.	Related party transactions:

(a)	Related party leasing transactions and balances:

During the years ended April 30, 2012 and 2011, the Company engaged in leasing transactions with VIEs related to the Ultimate Parent Company (note 4).

(b)	Balances with Ultimate Parent:

At April 30, 2012, $2.0 million in payables and accruals is due to and $0.9 million in receivables is due from the Ultimate Parent.